CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Interest income on retail and other notes and finance leases	$ 65,494		$ 61,716							$ 189,281	$ 178,572	$ 240,657	$ 238,330	$ 267,551
Interest and other income from affiliates	102,153		97,921							300,386	290,971	392,463	382,006	376,383
Rental income on operating leases	34,843		33,674							102,015	99,666	133,806	137,729	140,989
Servicing fee income	141		207							413	801	940	1,747	3,340
Other income	15,556		17,541							44,089	50,877	66,138	71,187	75,250
Total revenues	218,187	213,117	211,059	206,565	203,263	210,195	207,299	207,683	205,822	636,184	620,887	834,004	830,999	863,551
Interest expense:
Interest expense to third parties	58,525		52,102							170,543	163,293	219,561	224,189	232,448
Interest expense to affiliates	6,472		9,412							16,861	27,111	34,512	44,645	80,584
Total interest expense	64,997	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	187,404	190,404	254,073	268,834	313,032
Administrative and operating expenses:
Fees charged by affiliates	14,082		14,912							44,490	47,195	61,895	62,945	61,464
Provision for credit losses	1,891		12,080							(5,469)	15,818	44,578	32,853	76,394
Depreciation of equipment on operating leases	28,553		27,021							83,930	80,415	107,836	110,314	117,848
Other expenses	7,809		8,158							24,884	26,185	35,929	35,651	43,158
Total administrative and operating expenses	52,335	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	147,835	169,613	250,238	242,578	302,972
Total expenses	117,332		123,685							335,239	360,017	504,311	511,412	616,004
INCOME BEFORE TAXES	100,855		87,374							300,945	260,870	329,693	319,587	247,547
Income tax provision	35,527	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	102,745	91,784	116,112	118,053	85,067
NET INCOME	65,328		56,951							198,200	169,086	213,581	201,534	162,480
Net income attributed to noncontrolling interest	(373)	(419)	(474)	(388)	(364)	(388)	(295)	(394)	(411)	(1,148)	(1,226)	(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 64,955	$ 44,076	$ 56,477	$ 54,184	$ 57,199	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 197,052	$ 167,860	$ 211,936	$ 200,046	$ 160,619